Financial Risk Management - Schedule of Borrowings which Expose Interest Rate Risk Together with the Maximum and Minimum Interest Rates Being Earned (Details) - Interest Rate Risk - USD - USD ($)
$ in Thousands
	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018
Disclosure of Financial Risk Management [Line Items]
Variable rate borrowings, Non-current	$ 32,808	$ 31,966
Rate increase on borrowings	171	159
Rate decrease on borrowings	$ (171)	$ (159)
Bottom of Range
Disclosure of Financial Risk Management [Line Items]
Borrowings Interest rate	10.45%	9.95%
Rate increase	0.88%	0.88%
Rate decrease	0.72%	0.72%
Bottom of Range | Borrowings
Disclosure of Financial Risk Management [Line Items]
Rate increase	10.97%	10.45%
Rate decrease	9.93%	9.45%
Top of Range
Disclosure of Financial Risk Management [Line Items]
Borrowings Interest rate	10.45%	9.95%
Rate increase	0.88%	0.88%
Rate decrease	0.72%	0.72%
Top of Range | Borrowings
Disclosure of Financial Risk Management [Line Items]
Rate increase	10.97%	10.45%
Rate decrease	9.93%	9.45%